UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:

/s/ Scott Schweitzer             New York, New York         February 13, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    108

Form 13F Information Table Value Total:    $293,909
                                         (thousands)


List of Other Included Managers:

No.     Form 13F File Number      Name

1.                                Fox Point Fund LP
2.                                Fox Point Offshore, Ltd.
3.                                Fox Point QP Fund LP


                                                    FORM 13F INFORMATION TABLE
                                                 Fox Point Capital Management LLC



COLUMN 1                        COLUMN 2       COLUMN 3    COLUMN         COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
ABBOTT LABS                         COM        002824100    1,329    23,642   SH         DEFINED       1        23,642
ABBOTT LABS                         COM        002824100    1,672    29,736   SH         DEFINED       2        29,736
ABBOTT LABS                         COM        002824100    4,027    71,622   SH         DEFINED       3        71,622
ALTRIA GROUP INC                    COM        02209S103    1,402    47,284   SH         DEFINED       1        47,284
ALTRIA GROUP INC                    COM        02209S103    1,763    59,471   SH         DEFINED       2        59,471
ALTRIA GROUP INC                    COM        02209S103    4,247   143,245   SH         DEFINED       3       143,245
APPLE INC                           COM        037833100    1,149     2,837   SH         DEFINED       1         2,837
APPLE INC                           COM        037833100    1,445     3,568   SH         DEFINED       2         3,568
APPLE INC                           COM        037833100    3,481     8,595   SH         DEFINED       3         8,595
ASPEN TECHNOLOGY INC                COM        045327103      115     6,620   SH         DEFINED       1         6,620
ASPEN TECHNOLOGY INC                COM        045327103      144     8,326   SH         DEFINED       2         8,326
ASPEN TECHNOLOGY INC                COM        045327103      348    20,054   SH         DEFINED       3        20,054
BRISTOL MYERS SQUIBB CO             COM        110122108      833    23,636   SH         DEFINED       1        23,636
BRISTOL MYERS SQUIBB CO             COM        110122108    1,048    29,742   SH         DEFINED       2        29,742
BRISTOL MYERS SQUIBB CO             COM        110122108    2,524    71,622   SH         DEFINED       3        71,622
BUFFALO WILD WINGS INC              COM        119848109      638     9,457   SH         DEFINED       1         9,457
BUFFALO WILD WINGS INC              COM        119848109      803    11,894   SH         DEFINED       2        11,894
BUFFALO WILD WINGS INC              COM        119848109    1,934    28,649   SH         DEFINED       3        28,649
D R HORTON INC                      COM        23331A109    1,193    94,568   SH         DEFINED       1        94,568
D R HORTON INC                      COM        23331A109    1,500   118,943   SH         DEFINED       2       118,943
D R HORTON INC                      COM        23331A109    3,613   286,489   SH         DEFINED       3       286,489
DOLLAR TREE INC                     COM        256746108    3,144    37,827   SH         DEFINED       1        37,827
DOLLAR TREE INC                     COM        256746108    3,954    47,577   SH         DEFINED       2        47,577
DOLLAR TREE INC                     COM        256746108    9,524   114,596   SH         DEFINED       3       114,596
DOMINOS PIZZA INC                   COM        25754A201      802    23,635   SH         DEFINED       1        23,635
DOMINOS PIZZA INC                   COM        25754A201    1,010    29,741   SH         DEFINED       2        29,741
DOMINOS PIZZA INC                   COM        25754A201    2,432    71,624   SH         DEFINED       3        71,624
GRACE W R & CO DEL NEW              COM        38388F108    1,086    23,642   SH         DEFINED       1        23,642
GRACE W R & CO DEL NEW              COM        38388F108    1,365    29,736   SH         DEFINED       2        29,736
GRACE W R & CO DEL NEW              COM        38388F108    3,289    71,622   SH         DEFINED       3        71,622
HANSEN NAT CORP                     COM        411310105    4,356    47,272   SH         DEFINED       1        47,272
HANSEN NAT CORP                     COM        411310105    5,480    59,476   SH         DEFINED       2        59,476
HANSEN NAT CORP                     COM        411310105   13,199   143,252   SH         DEFINED       3       143,252
HEICO CORP NEW                      COM        422806109      553     9,457   SH         DEFINED       1         9,457
HEICO CORP NEW                      COM        422806109      696    11,894   SH         DEFINED       2        11,894
HEICO CORP NEW                      COM        422806109    1,675    28,649   SH         DEFINED       3        28,649
HMS HLDGS CORP                      COM        40425J101      756    23,636   SH         DEFINED       1        23,636
HMS HLDGS CORP                      COM        40425J101      951    29,738   SH         DEFINED       2        29,738
HMS HLDGS CORP                      COM        40425J101    2,291    71,626   SH         DEFINED       3        71,626
HUMANA INC                          COM        444859102    1,657    18,914   SH         DEFINED       1        18,914
HUMANA INC                          COM        444859102    2,084    23,788   SH         DEFINED       2        23,788
HUMANA INC                          COM        444859102    5,020    57,298   SH         DEFINED       3        57,298
INTUITIVE SURGICAL INC            COM NEW      46120E602    1,095     2,364   SH         DEFINED       1         2,364
INTUITIVE SURGICAL INC            COM NEW      46120E602    1,377     2,974   SH         DEFINED       2         2,974
INTUITIVE SURGICAL INC            COM NEW      46120E602    3,316     7,162   SH         DEFINED       3         7,162
ITT CORP NEW                      COM NEW      450911201    1,827    94,530   SH         DEFINED       1        94,530
ITT CORP NEW                      COM NEW      450911201    2,299   118,946   SH         DEFINED       2       118,946
ITT CORP NEW                      COM NEW      450911201    5,539   286,524   SH         DEFINED       3       286,524
KINDER MORGAN INC DEL               COM        49456B101    4,561   141,783   SH         DEFINED       1       141,783
KINDER MORGAN INC DEL               COM        49456B101    5,740   178,420   SH         DEFINED       2       178,420
KINDER MORGAN INC DEL               COM        49456B101   13,827   429,797   SH         DEFINED       3       429,797
LENNAR CORP                         CL A       526057104    1,394    70,926   SH         DEFINED       1        70,926
LENNAR CORP                         CL A       526057104    1,753    89,207   SH         DEFINED       2        89,207
LENNAR CORP                         CL A       526057104    4,222   214,867   SH         DEFINED       3       214,867
LIZ CLAIBORNE INC                   COM        539320101    1,224   141,852   SH         DEFINED       1       141,852
LIZ CLAIBORNE INC                   COM        539320101    1,540   178,415   SH         DEFINED       2       178,415
LIZ CLAIBORNE INC                   COM        539320101    3,709   429,733   SH         DEFINED       3       429,733
LKQ CORP                            COM        501889208      569    18,909   SH         DEFINED       1        18,909
LKQ CORP                            COM        501889208      716    23,790   SH         DEFINED       2        23,790
LKQ CORP                            COM        501889208    1,724    57,301   SH         DEFINED       3        57,301
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT  55608B105      661    23,636   SH         DEFINED       1        23,636
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT  55608B105      831    29,739   SH         DEFINED       2        29,739
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT  55608B105    2,002    71,625   SH         DEFINED       3        71,625
MASTERCARD INC                      CL A       57636Q104    1,763     4,728   SH         DEFINED       1         4,728
MASTERCARD INC                      CL A       57636Q104    2,217     5,947   SH         DEFINED       2         5,947
MASTERCARD INC                      CL A       57636Q104    5,341    14,325   SH         DEFINED       3        14,325
MCDONALDS CORP                      COM        580135101    2,372    23,642   SH         DEFINED       1        23,642
MCDONALDS CORP                      COM        580135101    2,983    29,736   SH         DEFINED       2        29,736
MCDONALDS CORP                      COM        580135101    7,186    71,622   SH         DEFINED       3        71,622
PANERA BREAD CO                     CL A       69840W108      669     4,727   SH         DEFINED       1         4,727
PANERA BREAD CO                     CL A       69840W108      841     5,948   SH         DEFINED       2         5,948
PANERA BREAD CO                     CL A       69840W108    2,026    14,325   SH         DEFINED       3        14,325
PROGRESSIVE CORP OHIO               COM        743315103      738    37,827   SH         DEFINED       1        37,827
PROGRESSIVE CORP OHIO               COM        743315103      928    47,577   SH         DEFINED       2        47,577
PROGRESSIVE CORP OHIO               COM        743315103    2,236   114,596   SH         DEFINED       3       114,596
ROSS STORES INC                     COM        778296103      674    14,185   SH         DEFINED       1        14,185
ROSS STORES INC                     COM        778296103      848    17,842   SH         DEFINED       2        17,842
ROSS STORES INC                     COM        778296103    2,043    42,973   SH         DEFINED       3        42,973
SHERWIN WILLIAMS CO                 COM        824348106    2,109    23,630   SH         DEFINED       1        23,630
SHERWIN WILLIAMS CO                 COM        824348106    2,655    29,737   SH         DEFINED       2        29,737
SHERWIN WILLIAMS CO                 COM        824348106    6,395    71,633   SH         DEFINED       3        71,633
SIGNATURE BK NEW YORK N Y           COM        82669G104      936    15,604   SH         DEFINED       1        15,604
SIGNATURE BK NEW YORK N Y           COM        82669G104    1,177    19,625   SH         DEFINED       2        19,625
SIGNATURE BK NEW YORK N Y           COM        82669G104    2,836    47,271   SH         DEFINED       3        47,271
SOLARWINDS INC                      COM        83416B109    1,322    47,284   SH         DEFINED       1        47,284
SOLARWINDS INC                      COM        83416B109    1,662    59,472   SH         DEFINED       2        59,472
SOLARWINDS INC                      COM        83416B109    4,004   143,244   SH         DEFINED       3       143,244
TEXAS CAPITAL BANCSHARES INC        COM        88224Q107      941    30,735   SH         DEFINED       1        30,735
TEXAS CAPITAL BANCSHARES INC        COM        88224Q107    1,183    38,656   SH         DEFINED       2        38,656
TEXAS CAPITAL BANCSHARES INC        COM        88224Q107    2,850    93,109   SH         DEFINED       3        93,109
TOLL BROTHERS INC                   COM        889478103    1,448    70,926   SH         DEFINED       1        70,926
TOLL BROTHERS INC                   COM        889478103    1,822    89,207   SH         DEFINED       2        89,207
TOLL BROTHERS INC                   COM        889478103    4,388   214,867   SH         DEFINED       3       214,867
ULTA SALON COSMETCS & FRAG I        COM        90384S303      614     9,457   SH         DEFINED       1         9,457
ULTA SALON COSMETCS & FRAG I        COM        90384S303      772    11,894   SH         DEFINED       2        11,894
ULTA SALON COSMETCS & FRAG I        COM        90384S303    1,860    28,649   SH         DEFINED       3        28,649
US BANCORP DEL                    COM NEW      902973304      640    23,642   SH         DEFINED       1        23,642
US BANCORP DEL                    COM NEW      902973304      804    29,736   SH         DEFINED       2        29,736
US BANCORP DEL                    COM NEW      902973304    1,937    71,622   SH         DEFINED       3        71,622
VERISIGN INC                        COM        92343E102    3,377    94,546   SH         DEFINED       1        94,546
VERISIGN INC                        COM        92343E102    4,250   118,967   SH         DEFINED       2       118,967
VERISIGN INC                        COM        92343E102   10,233   286,487   SH         DEFINED       3       286,487
VERISK ANALYTICS INC                CL A       92345Y106    3,794    94,545   SH         DEFINED       1        94,545
VERISK ANALYTICS INC                CL A       92345Y106    4,774   118,956   SH         DEFINED       2       118,956
VERISK ANALYTICS INC                CL A       92345Y106   11,497   286,499   SH         DEFINED       3       286,499
VISA INC                          COM CL A     92826C839    3,841    37,827   SH         DEFINED       1        37,827
VISA INC                          COM CL A     92826C839    4,830    47,577   SH         DEFINED       2        47,577
VISA INC                          COM CL A     92826C839   11,635   114,596   SH         DEFINED       3       114,596


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